ACQUISITION OF NON-CONTROLLING INTEREST (Details Narrative) - USD ($)		1 Months Ended				3 Months Ended	9 Months Ended		12 Months Ended
	Apr. 10, 2020	May 19, 2021	May 18, 2020	Sep. 17, 2019	Mar. 31, 2018	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Partnership prcentage					100
Issuance of common stock	17,500,000		17,500,000
Fair value of shares			$ 560,000				$ 0	$ 610,000	$ 610,000	$ 0
Securities Purchase Agreement [Member] | Series B Preferred Equity Offering [Member]
Partnership prcentage		51
Purchase of common stock, shares		980,000		5,000					175,000
Purchase price of share		$ 1,000,000
Issuance of common stock		3,960,396
Market value price per share		$ 0.505
Fair value of shares		$ 2,000,000
Total acquisition		$ 3,000,000
F&T [Member]
Partnership prcentage		49
NAS [Member]
Partnership prcentage		100
Non-controlling interest in NAS						$ (87,830)
Acquisition of non-controlling interest						$ (3,087,830)